Income Tax Expense Continuing Operations - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense [line items]
Effective tax rate	2.90%	26.60%	30.00%
L H Assets [Member]
Income tax expense [line items]
Non-deductible income tax transactions			€ 197
Effective tax rate excluding costs			25.80%
Tax Cuts and Jobs Act [Member]
Income tax expense [line items]
Non-cash deferred tax credit related to the enactment of the "Tax Cuts and Jobs Act Included in reported tax charge	€ 440
Effective tax rate excluding impact of exceptional deferred tax credit	26.50%